Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2013, and 2012 is as follows:

	2013	2012
	(in millions)
Equity method	$638	$587
Cost method	7	7

Total	$645	$594

Summary of Results of Operations and Financial Position Using Equity Method

A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows:

	For the Years Ended December 31,
	2013	2012	2011
	(in millions)
Net revenue	$5,211	$5,619	$8,797

Income before taxes	$321	$261	$487

Net income	$289	$210	$354

	As of December 31,
	2013	2012
	(in millions)
Total assets	$7,127	$6,177

Total liabilities	$5,460	$4,663

Total equity	$1,667	$1,514